EQUITY-BASED COMPENSATION - Market-Based Performance Share Units (Details) - PSUs - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of performance share units
Non-vested at beginning of period (in shares)	0.2
Granted (in shares)	0.1
Adjustment for performance results achieved (in shares)	0.0
Vested (in shares)	(0.2)
Forfeited (shares)	(0.1)
Non-vested at end of period (in shares)	0.1	0.2
Weighted-average fair value per unit
Non-vested at beginning of period (in USD per share)	$ 248.21
Granted (in USD per share)	296.52	$ 362.38	$ 203.18
Adjustment for performance results achieved (in USD per share)	203.18
Vested (in USD per share)	203.18
Forfeited (in USD per Share)	303.41
Non-vested at end of period (in USD per share)	$ 332.05	$ 248.21